UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2015

Item 1.  Reports to Stockholders.

Money Market Funds

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

Annual Report

June 30, 2015

UBS RMA

August 14, 2015

Dear shareholder,

We present you with the annual report for UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund (the “Funds”) for the 12 months ended June 30, 2015.

Performance

Throughout the reporting period, the US Federal Reserve Board (the “Fed”) continued to hold the federal funds rate at a historically low range between 0% and 0.25%. The federal funds rate, or the “fed funds rate,” is the rate US banks charge one another for funds they borrow on an overnight basis. (For more details on the Fed’s actions, see below.) This continued to depress yields on a wide range of short-term investments. As a result, the Funds’ yields remained low during the reporting period.

As of June 30, 2015, after fee waivers/expense reimbursements, the Funds’ seven-day current yields were:

•	UBS RMA Money Market Portfolio: 0.01%, unchanged from June 30, 2014;

•	UBS RMA U.S. Government Portfolio: 0.01%, unchanged from June 30, 2014;

•	UBS RMA Tax-Free Fund: 0.01%, unchanged from June 30, 2014;

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal

(both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Manager

(both Portfolios):

Robert Sabatino

UBS Global Asset

Management (Americas) Inc.

Commencement

(both Portfolios):

October 4, 1982

UBS RMA Tax-Free Fund

Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund

Investment goal (all three Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

UBS RMA

•	UBS RMA California Municipal Money Fund: 0.01%, unchanged from June 30, 2014; and

•	UBS RMA New York Municipal Money Fund: 0.01%, unchanged from June 30, 2014.

(For more on each Fund’s performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 11.)

Portfolio Managers

(all three Funds)

Elbridge T. Gerry III

Erin O. Houston

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax Free—October 4, 1982

California Municipal—November 7, 1988

New York Municipal—November 10, 1988

An interview with the Portfolio Managers

Q.	How would you describe the economic environment during the reporting period?
A.

Growth in the US fluctuated during the reporting period. The US Commerce Department reported that gross domestic product (“GDP”) expanded at a 2.2% seasonally adjusted annualized rate during the fourth quarter of 2014. The economy then lost some momentum, as it grew a modest 0.6% for the first quarter of 2015, partially due to severe winter weather in parts of the country. However, the economy then improved, as the Commerce Department’s initial estimate for second-quarter GDP was 2.3%.[1]

Q.	How did the Federal Reserve Board (the “Fed”) react to the economic environment?
A.	The US Federal Reserve Board largely maintained its accommodative monetary policy during the reporting period. The central bank continued to hold the fed funds rate at a historically low range between 0% and 0.25%. (The federal funds rate or the “fed funds rate,” is the rate banks charge one another for funds they borrow on

[1]	Based on the Commerce Department’s initial estimate announced on July 30, 2015, after the reporting period had ended.

UBS RMA

an overnight basis.) However, at the Fed’s meeting in October 2014, it said that it had concluded its asset purchase program, also known as quantitative easing. At its March 2015 meeting, the Fed said that it “…anticipates that it will be appropriate to raise the target range for the federal funds rate when it has seen further improvement in the labor market and is reasonably confident that inflation will move back to its 2% objective over the medium term.” Finally, at the central bank’s meeting that concluded in June 2015, the Fed said that it “…currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q.	How was the UBS RMA Money Market Portfolio managed during the period?
A.	We tactically adjusted the Fund’s weighted average maturity (WAM) throughout the 12-month review period. When the reporting period began, the Fund had a WAM of 39 days. The Fund’s WAM ended the period at 41 days.

At the issuer level, we maintained a high level of diversification, investing in smaller positions with the goal of reducing risk and keeping the Fund highly liquid. To that end, we typically purchased up to 3% in single nongovernment issuers throughout the reporting period. (The Fund is generally able to hold up to 5% in any one issuer, subject to certain exceptions.)

In terms of portfolio holdings, we increased the Fund’s exposures to repurchase agreements the most and modestly added to its allocations to certificates of deposit, US government and agency obligations, and non-US government agency obligations. (Repurchase agreements are transactions in which the seller of a security agrees to buy it back at a predetermined time and price or upon demand.) Conversely, we reduced the Fund’s allocation to commercial paper the most and modestly pared its exposure to other short-term corporate obligations. Finally, we eliminated the Fund’s position in time deposits.

UBS RMA

Q.	How was UBS RMA U.S. Government Portfolio managed during the period?
A.	During the period, the Fund’s WAM moved from 51 to 46 days, in line with the goal of keeping the Fund highly liquid. The Fund’s exposure to repurchase agreements increased over the 12 months ended June 30, 2015. In contrast, the Fund’s allocation to direct US government and agency obligations declined over the period.

Q.	How were RMA Tax-Free Fund, RMA California Municipal Money Fund and RMA New York Municipal Money Fund managed during the period?
A.	Fundamentals in the municipal market generally improved during the fiscal year. This was driven, in part, by improving tax revenues led by steady economic recovery and strong job gains that helped certain municipalities to further get their finances in order. The municipal market continues to be challenged with negative credit headlines stemming from various local and state unfunded pension and other post-employment benefit (OPEB) liabilities and subsequent downgrades in Puerto Rico and Chicago. Given continued low interest rates, questions about future Fed monetary policy and uncertainties regarding money fund reform, we continued to emphasize liquidity and credit quality in the Funds’ portfolios. Investment decisions remained focused on the underlying credit quality of individual securities first and, secondarily, on yield.

The WAM for RMA Tax-Free Fund fell from 27 to 12 days during the reporting period; similarly, the WAM for RMA California Municipal Money Fund moved from 36 to 10 days; and RMA New York Municipal Money Fund’s WAM fell from 13 to nine days. We actively sought opportunities to increase the WAM for RMA New York Municipal Money Fund and RMA California Municipal Money Fund by selectively purchasing high-quality fixed rate securities. However, there were relatively limited opportunities to do so given (1) the lack of high-quality issuance that met our investment criteria and (2) competitive market conditions. In fact, it has recently become more challenging to find investments for both RMA California Municipal Money Fund and RMA New York Municipal Money Fund that meet

UBS RMA

our credit criteria and to satisfy a policy to invest, under normal circumstances, at least 80% of net assets in investments the income from which is exempt from Federal income tax, as well as California and New York state income taxes, respectively.

In order to maintain liquidity, the Funds maintained sizable allocations to variable rate demand notes (VRDNs) with yields that reset on a daily or weekly basis. Elsewhere, we looked to increase, or maintain, the Funds’ allocations to tax-exempt commercial paper in order to generate additional yield in the low interest rate environment. In particular, we emphasized select investments in commercial paper with 60- to 90-day maturities, given their yield advantage as compared to VRDNs. Additionally, we continued to look for opportunities to invest in first maturities of large bond deals.

Finally, we continued to emphasize essential service revenue bonds for the Funds. These included securities issued by high-quality water and sewer entities. We also continued to have significant allocations to both state and local general obligation securities that met our credit criteria.

Q.	What factors do you believe will affect the Funds over the coming months?
A.	After a weak start to 2015, economic data have improved in recent months. The labor market continues to strengthen, the housing market has shown signs of increased activity, and consumer confidence has risen. That being said, growth for the year as a whole will likely be far from robust. We believe the Fed will start raising rates later in 2015, but that its approach to policy normalization will be very gradual. We anticipate continuing to manage the Funds focusing on risk and liquidity.

In prior reports to shareholders, we discussed the US Securities and Exchange Commission’s (“SEC”) adoption of new regulations for money market funds (while also proposing more changes to be adopted in the future). We noted that there is a transition period ranging until October 2016 (for the most significant changes). We

UBS RMA

see these regulatory changes as significantly impacting all money market funds going forward. RMA U.S. Government Portfolio adopted a more restrictive investment policy in June to bring it into compliance with the regulations that become effective in 2016; the new policy adopted by RMA U.S. Government Portfolio is not expected to materially impact how it invests. We will communicate further to shareholders regarding implications for the Funds as we get closer to the 2016 compliance date.

We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds, please contact your Financial Advisor, or visit us at www.ubs.com/globalam-us.*

Mark E. Carver

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio

and UBS RMA U.S. Government

Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal

Money Fund and UBS RMA

New York Municipal Money Fund)

Managing Director

UBS Global Asset Management

(Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal

Money Fund

UBS RMA New York Municipal

Money Fund

Managing Director

UBS Global Asset Management

(Americas) Inc.

*	Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

UBS RMA

Erin Houston Portfolio Manager UBS RMA Tax-Free Fund Inc. UBS RMA California Municipal Money Fund UBS RMA New York Municipal Money Fund Director UBS Global Asset Management (Americas) Inc.	Robert Sabatino Portfolio Manager UBS RMA Money Market Portfolio UBS RMA U.S. Government Portfolio Managing Director UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the 12 months ended June 30, 2015. The views and opinions in the letter were current as of August 14, 2015. They are not guarantees of future performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent. We encourage you to consult your financial advisor regarding your personal investment program.

UBS RMA

Understanding your Fund’s expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2015 to June 30, 2015.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund.

UBS RMA

Understanding your Fund’s expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

The examples do not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value January 1, 2015	Ending account value[1] June 30, 2015	Expenses paid during period[2] 01/01/15 to 06/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.84	0.17%
Hypothetical (5% annual return before expenses)	1,000.00	1,023.95	0.85	0.17

UBS RMA U.S. Government Portfolio

	Beginning account value January 1, 2015	Ending account value[1] June 30, 2015	Expenses paid during period[2] 01/01/15 to 06/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA

Understanding your Fund’s expenses (unaudited) (concluded)

UBS RMA Tax-Free Fund

	Beginning account value January 1, 2015	Ending account value[1] June 30, 2015	Expenses paid during period[2] 01/01/15 to 06/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

UBS RMA California Municipal Money Fund

	Beginning account value January 1, 2015	Ending account value[1] June 30, 2015	Expenses paid during period[2] 01/01/15 to 06/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

UBS RMA New York Municipal Money Fund

	Beginning account value January 1, 2015	Ending account value[1] June 30, 2015	Expenses paid during period[2] 01/01/15 to 06/30/15	Expense ratio during the period
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.60	0.20	0.04

[1]

“Actual—Ending account value” may or may not be reflective of a shareholder’s actual investment experience during periods of very low interest rates. While the Fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s account. As a result, investors whose Fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

[2]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	06/30/15	12/31/14	06/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.37)	(0.40)	(0.36)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.37)	(0.40)	(0.36)
Weighted average maturity[2]	41 days	46 days	39 days
Net assets (bn)	$4.2	$5.1	$5.2
Portfolio composition[3]	06/30/15	12/31/14	06/30/14
Commercial paper	36.6%	40.9%	42.6%
Repurchase agreements	26.1	21.8	17.5
Certificates of deposit	18.7	17.3	16.6
US government and agency obligations	15.7	16.1	14.6
Time deposits	—	—	4.8
Other short-term corporate obligations	1.9	3.0	3.0
Non-US government agency obligations	1.0	0.9	0.9
Other assets less liabilities	(0.0)[4]	(0.0)[4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA U.S. Government Portfolio

Yields and characteristics	06/30/15	12/31/14	06/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.46)	(0.47)	(0.47)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.46)	(0.47)	(0.47)
Weighted average maturity[2]	46 days	36 days	51 days
Net assets (bn)	$1.6	$1.9	$1.7
Portfolio composition[3]	06/30/15	12/31/14	06/30/14
Repurchase agreements	57.7%	50.9%	24.5%
US government and agency obligations	42.3	49.1	75.5
Other assets less liabilities	(0.0)[4]	0.0 [4]	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund

Yields and characteristics	06/30/15	12/31/14	06/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.54)	(0.52)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.53)	(0.54)	(0.52)
Weighted average maturity[2]	12 days	26 days	27 days
Net assets (bn)	$2.8	$3.0	$3.0
Portfolio composition[3]	06/30/15	12/31/14	06/30/14
Municipal bonds and notes	84.0%	87.9%	88.3%
Tax-exempt commercial paper	13.3	11.1	13.2
Other assets less liabilities	2.7	1.0	(1.5)
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA California Municipal Money Fund

Yields and characteristics	06/30/15	12/31/14	06/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.59)	(0.60)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.59)	(0.60)
Weighted average maturity[2]	10 days	23 days	36 days
Net assets (mm)	$749.3	$836.8	$733.7
Portfolio composition[3]	06/30/15	12/31/14	06/30/14
Municipal bonds and notes	82.0%	89.3%	96.5%
Tax-exempt commercial paper	13.4	10.1	11.0
Other assets less liabilities	4.6	0.6	(7.5)
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	06/30/15	12/31/14	06/30/14
Seven-day current yield after fee waivers and/or expense reimbursements[1]	0.01%	0.01%	0.01%
Seven-day effective yield after fee waivers and/or expense reimbursements[1]	0.01	0.01	0.01
Seven-day current yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.60)	(0.59)
Seven-day effective yield before fee waivers and/or expense reimbursements[1]	(0.58)	(0.60)	(0.59)
Weighted average maturity[2]	9 days	22 days	13 days
Net assets (mm)	$649.6	$738.7	$652.4
Portfolio composition[3]	06/30/15	12/31/14	06/30/14
Municipal bonds and notes	92.4%	92.7%	93.3%
Tax-exempt commercial paper	7.2	7.2	6.7
Other assets less liabilities	0.4	0.1	0.0 [4]
Total	100.0%	100.0%	100.0%

[1]

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any, unless otherwise noted. Performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted.

[2]	The Fund’s portfolio is actively managed and its weighted average maturity will differ over time.

[3]	Weightings represent percentages of the Fund’s net assets as of the dates indicated. The Fund’s portfolio is actively managed and its composition will vary over time.

[4]	Represents less than 0.05% of net assets as of the date indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
US government and agency obligations—15.72%
Federal Home Loan Bank
0.080%, due 07/06/15[1]	$70,000,000	$69,999,222
0.084%, due 07/22/15[1]	45,000,000	44,997,795
0.082%, due 07/31/15[1]	45,000,000	44,996,925
0.065%, due 08/05/15[1]	40,000,000	39,997,472
0.092%, due 08/05/15[1]	55,000,000	54,995,081
0.080%, due 08/19/15[1]	38,335,000	38,330,826
0.090%, due 08/19/15[1]	22,165,000	22,162,285
0.080%, due 08/28/15[1]	20,000,000	19,997,422
0.085%, due 09/02/15[1]	50,000,000	49,992,563
0.120%, due 10/30/15[1]	39,500,000	39,484,068
0.181%, due 12/04/15[1]	19,235,000	19,219,913
Federal Home Loan Mortgage Corp.*
0.170%, due 07/23/15[1]	50,000,000	49,994,806
0.170%, due 11/04/15[1]	27,000,000	26,983,935
US Treasury Bill 0.221%, due 02/04/16[1]	57,000,000	56,924,063
US Treasury Note 0.250%, due 12/15/15	75,000,000	75,017,261
Total US government and agency obligations (cost—$653,093,637)		653,093,637
Certificates of deposit—18.73%
Banking-non-US—13.24%
Bank of Nova Scotia 0.338%, due 07/20/15[2]	50,000,000	50,000,000
Canadian Imperial Bank of Commerce 0.398%, due 07/13/15[2]	30,000,000	30,014,826
Credit Suisse 0.225%, due 07/06/15[2]	35,000,000	35,000,000
Mizuho Bank Ltd.
0.260%, due 07/17/15	30,000,000	30,000,000
0.250%, due 09/01/15	45,000,000	45,000,000
National Bank of Canada 0.288%, due 07/13/15[2]	50,000,000	50,000,000
Natixis 0.255%, due 07/06/15[2]	20,000,000	20,000,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Nordea Bank Finland PLC 0.190%, due 08/20/15	$30,000,000	$30,000,000
Rabobank Nederland NV 0.295%, due 10/13/15	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. 0.110%, due 07/01/15	75,000,000	75,000,000
Swedbank AB 0.110%, due 07/01/15	110,000,000	110,000,000
Toronto-Dominion Bank 0.520%, due 02/23/16	25,000,000	25,000,000
Westpac Banking Corp. 0.180%, due 08/07/15	25,000,000	25,000,000
		550,014,826
Banking-US—5.49%
BMO Harris Bank N.A.
0.300%, due 07/23/15	25,000,000	25,000,000
0.310%, due 10/08/15	37,000,000	37,000,000
Citibank N.A. 0.280%, due 07/08/15	45,000,000	45,000,000
HSBC Bank USA
0.280%, due 08/03/15	36,000,000	36,000,000
0.400%, due 12/07/15	45,000,000	45,000,000
JPMorgan Chase Bank N.A. 0.320%, due 10/28/15	40,000,000	40,000,000
		228,000,000
Total certificates of deposit (cost—$778,014,826)		778,014,826
Commercial paper[1]—36.55%
Asset backed-miscellaneous—22.30%
Albion Capital Corp.
0.210%, due 07/15/15	20,309,000	20,307,341
0.225%, due 08/17/15	35,000,000	34,989,719
0.255%, due 08/21/15	26,000,000	25,990,607
Atlantic Asset Securitization LLC 0.160%, due 07/08/15	43,000,000	42,998,662

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Barton Capital Corp. 0.255%, due 07/16/15[2]	$40,000,000	$40,000,000
Chariot Funding LLC
0.180%, due 07/06/15	50,000,000	49,998,750
0.270%, due 09/03/15	25,000,000	24,988,000
0.300%, due 11/09/15	25,000,000	24,972,708
Gotham Funding Corp.
0.170%, due 07/21/15	10,000,000	9,999,055
0.190%, due 07/28/15	30,000,000	29,995,725
Jupiter Securitization Co. LLC
0.340%, due 12/02/15	20,000,000	19,970,911
0.500%, due 01/20/16	50,000,000	49,859,028
Liberty Street Funding LLC
0.190%, due 07/14/15	43,000,000	42,997,050
0.180%, due 07/24/15	30,000,000	29,996,550
Manhattan Asset Funding Co. LLC
0.180%, due 07/08/15	20,000,000	19,999,300
0.200%, due 07/21/15	35,000,000	34,996,111
0.260%, due 09/08/15	40,000,000	39,980,067
Old Line Funding LLC
0.240%, due 09/03/15	35,000,000	34,985,067
0.260%, due 10/16/15	42,500,000	42,467,157
0.400%, due 12/11/15	35,000,000	34,936,611
Regency Markets No. 1 LLC
0.170%, due 07/13/15	65,000,000	64,996,317
0.170%, due 07/16/15	10,000,000	9,999,292
Thunder Bay Funding LLC
0.220%, due 09/03/15	45,000,000	44,982,400
0.240%, due 09/25/15	47,000,000	46,973,053
Versailles Commercial Paper LLC 0.255%, due 07/16/15[2]	50,000,000	50,000,000
Victory Receivables Corp. 0.200%, due 08/21/15	55,000,000	54,984,417
		926,363,898

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(continued)
Banking-non-US—7.82%
Australia & New Zealand Banking Group Ltd. 0.276%, due 07/13/15[2]	$47,000,000	$47,000,000
Caisse Centrale Desjardins 0.140%, due 07/02/15	40,000,000	39,999,844
Credit Agricole Corporate & Investment Bank 0.060%, due 07/01/15	50,000,000	50,000,000
National Australia Bank Ltd. 0.415%, due 01/08/16	45,000,000	44,900,919
Nordea Bank AB 0.315%, due 11/12/15	43,000,000	42,949,583
Oversea-Chinese Banking Corp. Ltd. 0.200%, due 08/06/15	20,000,000	19,996,000
Sumitomo Mitsui Banking Corp. 0.140%, due 07/14/15	40,000,000	39,997,978
Westpac Banking Corp. 0.305%, due 07/06/15[2]	40,000,000	40,000,000
		324,844,324
Banking-US—1.80%
Bedford Row Funding Corp. 0.130%, due 07/07/15	20,000,000	19,999,567
State Street Corp. 0.200%, due 07/10/15	55,000,000	54,997,250
		74,996,817
Finance-captive automotive—1.08%
Toyota Motor Credit Corp. 0.260%, due 07/27/15	45,000,000	44,991,550
Finance-non-captive diversified—1.68%
General Electric Capital Corp.
0.260%, due 09/04/15	25,000,000	24,988,264
0.350%, due 10/02/15	45,000,000	44,959,312
		69,947,576

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Commercial paper[1]—(concluded)
Insurance-life—1.87%
MetLife Short Term Funding LLC
0.150%, due 07/17/15	$16,350,000	$16,348,910
0.140%, due 07/21/15	31,200,000	31,197,573
0.130%, due 07/22/15	30,000,000	29,997,725
		77,544,208
Total commercial paper (cost—$1,518,688,373)		1,518,688,373
Other short-term corporate obligations—1.93%
Banking-non-US—0.72%
Royal Bank of Canada 0.361%, due 07/07/15[2,3]	30,000,000	30,000,000
Banking-US—1.21%
Wells Fargo Bank N.A. 0.461%, due 09/22/15[2]	50,000,000	50,000,000
Total other short-term corporate obligations (cost—$80,000,000)		80,000,000
Non-US government agency obligations—0.96%
Export Development Canada 0.210%, due 07/01/15[2,3] (cost—$40,000,000)	40,000,000	40,000,000
Repurchase agreements—26.12%
Repurchase agreement dated 06/30/15 with Federal Reserve Bank of New York, 0.050% due 07/01/15, collateralized by $185,285,600 US Treasury Bond, 4.375% due 05/15/41; (value—$230,000,342); proceeds: $230,000,319	230,000,000	230,000,000
Repurchase agreement dated 06/25/15 with Federal Reserve Bank of New York, 0.070% due 07/02/15, collateralized by $98,121,000 US Treasury Notes, 2.000% to 2.125% due 08/15/21 to 02/15/22; (value—$100,001,246); proceeds: $100,001,361	100,000,000	100,000,000
Repurchase agreement dated 06/30/15 with Goldman Sachs & Co., 0.110% due 07/01/15, collateralized by $40,356,000 Federal Home Loan Mortgage Corp. obligation, 1.840% due 04/08/20; (value—$40,392,365); proceeds: $39,600,121	39,600,000	39,600,000

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 07/01/15, collateralized by $88,556,200 US Treasury Note, 1.750% due 09/30/19 and $41,162,905 US Treasury Bond STRIP, zero coupon due 11/15/29; (value—$117,300,000); proceeds: $115,000,319	$115,000,000	$115,000,000
Repurchase agreement dated 06/30/15 with Mitsubishi UFJ Securities USA, Inc., 0.090% due 07/01/15, collateralized by $794,399,163 Federal Home Loan Mortgage Corp. obligations, 2.000% to 6.000% due 03/15/24 to 07/01/44, $541,561,549 Federal National Mortgage Association obligations, 2.000% to 5.848% due 01/01/16 to 04/01/45, $523,587,511 Government National Mortgage Association obligations, 0.754% to 5.846% due 10/20/20 to 10/20/62 and $9,996,500 US Treasury Notes, 1.375% to 2.125% due 06/30/18 to 08/15/21; (value—$510,000,001); proceeds: $500,001,250	500,000,000	500,000,000
Repurchase agreement dated 06/30/15 with State Street Bank and Trust Co., 0.000% due 07/01/15, collateralized by $464,027 Federal National Mortgage Association obligation, 2.200% due 10/17/22; (value—$453,903); proceeds: $445,000	445,000	445,000
Repurchase agreement dated 06/30/15 with Toronto-Dominion Bank, 0.110% due 07/01/15, collateralized by $104,148,603 Federal National Mortgage Association obligations, 3.000% to 5.000% due 08/01/28 to 06/01/45; (value—$102,000,001); proceeds: $100,000,306	100,000,000	100,000,000
Total repurchase agreements (cost—$1,085,045,000)		1,085,045,000
Total investments (cost—$4,154,841,836 which approximates cost for federal income tax purposes)—100.01%		4,154,841,836
Liabilities in excess of other assets—(0.01)%		(352,611)
Net assets (applicable to 4,154,477,047 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$4,154,489,225

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$653,093,637	$—	$653,093,637
Certificates of deposit	—	778,014,826	—	778,014,826
Commercial paper	—	1,518,688,373	—	1,518,688,373
Other short-term corporate obligations	—	80,000,000	—	80,000,000
Non-US government agency obligations	—	40,000,000	—	40,000,000
Repurchase agreements	—	1,085,045,000	—	1,085,045,000
Total	$—	$4,154,841,836	$—	$4,154,841,836

At June 30, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA Money Market Portfolio

Statement of net assets—June 30, 2015

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	75.3%
Canada	6.4
Japan	5.6
Australia	3.8
Sweden	3.7
France	1.7
United Kingdom	0.9
Switzerland	0.8
Finland	0.7
Netherlands	0.6
Singapore	0.5
Total	100.0%

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

[2]	Variable or floating rate security. The interest rate shown is the current rate as of June 30, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[3]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.68% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
US government and agency obligations—42.28%
Federal Home Loan Bank
0.070%, due 08/12/15[1]	$35,000,000	$34,997,142
0.060%, due 08/17/15[1]	100,000,000	99,992,167
0.065%, due 08/17/15[1]	100,000,000	99,991,514
0.085%, due 08/21/15[1]	100,000,000	99,987,958
0.090%, due 09/28/15[1]	25,000,000	24,994,437
0.280%, due 03/01/16[1]	5,000,000	4,990,511
0.280%, due 04/15/16[1]	6,000,000	5,986,513
0.300%, due 05/25/16[1]	50,000,000	49,862,917
Federal Home Loan Mortgage Corp.*
0.170%, due 07/23/15[1]	43,000,000	42,995,533
Federal National Mortgage Association*
0.070%, due 07/06/15[1]	50,000,000	49,999,514
0.165%, due 11/16/15[1]	50,000,000	49,968,375
0.280%, due 03/14/16[1]	50,000,000	49,900,056
US Treasury Bills
0.270%, due 01/07/16[1]	25,000,000	24,964,111
0.180%, due 02/04/16[1]	12,000,000	11,986,920
0.221%, due 02/04/16[1]	20,000,000	19,973,355
Total US government and agency obligations (cost—$670,591,023)		670,591,023
Repurchase agreements—57.73%
Repurchase agreement dated 06/30/15 with Barclays Capital, Inc., 0.090% due 07/01/15, collateralized by $100 US Treasury Inflation Index Bond Principal STRIP, zero coupon due 04/15/29, $107,810,400 US Treasury Note, 2.000% due 08/31/21, $413,200 US Treasury Bonds Principal STRIPS, zero coupon due 02/15/19 to 11/15/22, $18,008,757 US Treasury Bonds STRIPs, zero coupon due 05/15/16 to 05/15/43 and $2,507,400 US Treasury Notes Principal STRIPs, zero coupon due 02/15/17 to 05/15/21; (value—$122,400,095); proceeds: $120,000,300	120,000,000	120,000,000

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 06/30/15 with Goldman Sachs & Co., 0.110% due 07/01/15, collateralized by $14,892,900 US Treasury Bonds Principal STRIPs, zero coupon due 08/15/15 to 08/15/44, $25,522,680 US Treasury Bonds STRIPs, zero coupon due 08/15/15 to 05/15/45 and $3,502,000 US Treasury Notes Principal STRIPs, zero coupon due 08/15/15 to 11/15/23; (value—$25,704,000); proceeds: $25,200,077	$25,200,000	$25,200,000
Repurchase agreement dated 06/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.080% due 07/07/15, collateralized by $135,760,900 US Treasury Bond, 3.625% due 08/15/43 and $51,678,500 US Treasury Inflation Index Note, 0.125% due 04/15/19; (value—$204,000,109); proceeds: $200,003,111	200,000,000	200,000,000
Repurchase agreement dated 06/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.100% due 07/01/15, collateralized by $56,696,300 US Treasury Bond, 6.125% due 08/15/29 and $10,122,600 US Treasury Note, 2.125% due 12/31/21; (value—$91,800,127); proceeds: $90,000,250	90,000,000	90,000,000
Repurchase agreement dated 06/30/15 with Mitsubishi UFJ Securities USA, Inc., 0.090% due 07/01/15, collateralized by $35,107,965 Federal Home Loan Mortgage Corp. obligations, 2.016% to 6.000% due 11/01/32 to 07/01/43, $31,674,860 Federal National Mortgage Association obligations, 2.000% to 5.000% due 04/01/23 to 05/01/45, $275,456,261 Government National Mortgage Association obligations, 2.250% to 3.000% due 12/20/37 to 12/20/40 and $729,500 US Treasury Note, 2.125% due 08/15/21; (value—$153,000,034); proceeds: $150,000,375	150,000,000	150,000,000
Repurchase agreement dated 06/30/15 with State Street Bank and Trust Co., 0.000% due 07/01/15, collateralized by $577,688 Federal National Mortgage Association obligation, 2.200% due 10/17/22; (value—$565,083); proceeds: $554,000	554,000	554,000

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 06/30/15 with Toronto-Dominion Bank, 0.080% due 07/01/15, collateralized by $29,982,600 US Treasury Note, 2.250% due 03/31/16; (value—$30,600,070); proceeds: $30,000,067	$30,000,000	$30,000,000
Repurchase agreement dated 06/30/15 with Toronto-Dominion Bank, 0.110% due 07/01/15, collateralized by $81,030,411 Federal Home Loan Mortgage Corp. obligations, 2.500% to 6.000% due 06/01/24 to 06/01/45 and $406,332,725 Federal National Mortgage Association obligations, 2.500% to 6.500% due 01/01/25 to 06/01/45; (value—$306,000,000); proceeds: $300,000,917	300,000,000	300,000,000
Total repurchase agreements (cost—$915,754,000)		915,754,000
Total investments (cost—$1,586,345,023 which approximates cost for federal income tax purposes)—100.01%		1,586,345,023
Liabilities in excess of other assets—(0.01)%		(202,923)
Net assets (applicable to 1,586,115,842 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$1,586,142,100

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Portfolio’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$670,591,023	$—	$670,591,023
Repurchase agreements	—	915,754,000	—	915,754,000
Total	$—	$1,586,345,023	$—	$1,586,345,023

At June 30, 2015, there were no transfers between Level 1 and Level 2.

UBS RMA U.S. Government Portfolio

Statement of net assets—June 30, 2015

Portfolio footnotes

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1]	Rates shown are the discount rates at date of purchase unless otherwise noted.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—84.04%
Alabama—0.23%
University of Alabama Revenue (University Hospital), Series C, 0.080%, VRD	$6,500,000	$6,500,000
Alaska—0.31%
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.020%, VRD	3,850,000	3,850,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
Series A, 0.010%, VRD	4,200,000	4,200,000
Series C, 0.010%, VRD	690,000	690,000
		8,740,000
Arizona—0.10%
Pima County Industrial Development Authority (Tucson Electric Power Co.- Irvington Project), Series A, 0.090%, VRD	2,700,000	2,700,000
California—5.10%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series B-2, 0.050%, VRD	2,000,000	2,000,000
Series G-1, 0.060%, VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 0.060%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.010%, VRD	3,200,000	3,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.070%, VRD	10,000,000	10,000,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.010%, VRD	2,520,000	2,520,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(continued)
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.060%, VRD	$7,650,000	$7,650,000
California State Kindergarten, Series B4, 0.030%, VRD	1,100,000	1,100,000
City of Riverside, Electric Revenue Refunding, Series A, 0.050%, VRD	4,200,000	4,200,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.050%, VRD	3,437,000	3,437,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	1,500,000	1,500,000
Metropolitan Water District Southern California Revenue Refunding, Series A-2, 0.080%, VRD	3,480,000	3,480,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.050%, VRD	7,905,000	7,905,000
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.060%, VRD	4,300,000	4,300,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.070%, VRD	15,000,000	15,000,000
Santa Clara Electric Revenue, Subseries B, 0.060%, VRD	4,755,000	4,755,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.040%, VRD	24,640,000	24,640,000
Series B, 0.060%, VRD	12,265,000	12,265,000
Series C, 0.070%, VRD	13,390,000	13,390,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 0.050%, VRD	$15,700,000	$15,700,000
		143,242,000
Colorado—3.94%
Denver City & County Certificates of Participation Refunding, Series A1, 0.030%, VRD	44,245,000	44,245,000
Series A2, 0.030%, VRD	20,505,000	20,505,000
Series A3, 0.030%, VRD	33,690,000	33,690,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 0.080%, VRD	12,235,000	12,235,000
		110,675,000
District of Columbia—1.11%
District of Columbia Revenue (German Marshall Fund of United States), 0.070%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B, 0.070%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1, 0.070%, VRD	8,225,000	8,225,000
		31,275,000
Florida—2.49%
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C, 0.030%, VRD	40,410,000	40,410,000
JEA Water & Sewer System Revenue, Subseries A-1, 0.030%, VRD	5,400,000	5,400,000
Subseries B-1, 0.070%, VRD	10,445,000	10,445,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E, 0.080%, VRD	$4,500,000	$4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 0.060%, VRD	9,385,000	9,385,000
		70,140,000
Georgia—2.28%
DeKalb Country Tax Anticipation Notes, 1.750%, due 12/28/15	20,000,000	20,149,888
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 0.070%, VRD	10,200,000	10,200,000
Series B-2, 0.060%, VRD	13,825,000	13,825,000
Series C-4, 0.060%, VRD	19,885,000	19,885,000
		64,059,888
Illinois—7.55%
Chicago Waterworks Revenue (Second Lien), Subseries 2000-1, 0.170%, VRD	3,000,000	3,000,000
Subseries 2000-2, 0.170%, VRD	9,000,000	9,000,000
Chicago Waterworks Revenue Refunding, Subseries 2004-1, 0.170%, VRD	5,000,000	5,000,000
Subseries 2004-2, 0.170%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919, 0.070%, VRD[1,2]	9,970,000	9,970,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 0.100%, VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 0.070%, VRD	17,000,000	17,000,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (Methodist Medical Center), Series B, 0.070%, VRD	$4,000,000	$4,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 0.060%, VRD	12,000,000	12,000,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A, 0.060%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 0.080%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 0.080%, VRD	9,496,000	9,496,000
Illinois Finance Authority Revenue (Wesleyan University), 0.100%, VRD	6,485,000	6,485,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), 0.070%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A, 0.070%, VRD	23,500,000	23,500,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 0.080%, VRD	14,673,000	14,673,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B, 0.030%, VRD	16,050,000	16,050,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D, 0.070%, VRD	18,700,000	18,700,000
Illinois State, Series B-4, 0.070%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project), 0.070%, VRD	5,915,000	5,915,000
		212,209,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—1.86%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 0.040%, VRD	$3,700,000	$3,700,000
Series A-5, 0.030%, VRD	18,080,000	18,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D, 0.060%, VRD	3,045,000	3,045,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4, 0.070%, VRD	6,000,000	6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A, 0.060%, VRD	8,250,000	8,250,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 0.070%, VRD	9,350,000	9,350,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H, 0.070%, VRD	4,000,000	4,000,000
		52,425,000
Kansas—0.75%
Kansas State Department of Transportation Highway Revenue, Series C-4, 0.080%, VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured), 0.080%, VRD	11,000,000	11,000,000
		21,000,000
Kentucky—0.35%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.), 0.060%, VRD	5,500,000	5,500,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust), 0.080%, VRD	2,935,000	2,935,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Kentucky—(concluded)
Williamstown League of Cities Funding Trust Lease Revenue, Series B, 0.080%, VRD	$1,290,000	$1,290,000
		9,725,000
Louisiana—0.07%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2, 0.040%, VRD	1,945,000	1,945,000
Maryland—1.58%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 0.050%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A, 0.040%, VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue, 0.070%, VRD	2,885,000	2,885,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured), 0.070%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A, 0.070%, VRD	22,600,000	22,600,000
		44,540,000
Massachusetts—1.18%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education Smith College), 0.060%, VRD	12,165,000	12,165,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3, 0.060%, VRD	3,820,000	3,820,000
Town of Framingham Bond Anticipation Notes, 0.500%, due 12/11/15	17,281,057	17,308,554
		33,293,554

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—0.52%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 0.020%, VRD	$2,710,000	$2,710,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 0.050%, VRD	7,335,000	7,335,000
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A, 0.080%, VRD	4,545,000	4,545,000
		14,590,000
Minnesota—0.69%
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 0.050%, VRD	19,500,000	19,500,000
Mississippi—3.57%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 0.010%, VRD	15,900,000	15,900,000
Series C, 0.010%, VRD	20,745,000	20,745,000
Series D, 0.020%, VRD	4,400,000	4,400,000
Series G, 0.010%, VRD	31,730,000	31,730,000
Series J, 0.020%, VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project), 0.010%, VRD	22,500,000	22,500,000
		100,275,000
Missouri—3.22%
Kansas City Industrial Development Authority Revenue Refunding (Ethans Apartments Project), 0.070%, VRD	14,500,000	14,500,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-1, 0.070%, VRD	$4,600,000	$4,600,000
Series C-3, 0.060%, VRD	2,900,000	2,900,000
Series C-5, 0.060%, VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2, 0.030%, VRD	4,405,000	4,405,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 0.030%, VRD	5,850,000	5,850,000
Series B, 0.030%, VRD	6,910,000	6,910,000
Series C, 0.030%, VRD	12,400,000	12,400,000
Series D, 0.030%, VRD	8,850,000	8,850,000
		90,515,000
Nebraska—0.34%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A, 0.030%, VRD	9,500,000	9,500,000
New Hampshire—1.36%
New Hampshire Health & Education Facilities Authority Revenue (Barclays Capital Municipal Trust Receipts Series 7WJ), 0.120%, VRD[1,2]	8,825,000	8,825,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), 0.060%, VRD	22,920,000	22,920,000
Series B, 0.020%, VRD	6,500,000	6,500,000
		38,245,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey—1.09%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A, 0.070%, VRD	$2,815,000	$2,815,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project), 0.070%, VRD	2,660,000	2,660,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A, 0.060%, VRD	2,675,000	2,675,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University), 0.070%, VRD	9,360,000	9,360,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D, 0.060%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3, 0.070%, VRD	2,060,000	2,060,000
		30,670,000
New Mexico—0.28%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 0.050%, VRD	8,000,000	8,000,000
New York—14.44%
Buffalo Municipal Water Finance Authority Revenue Refunding, 0.070%, VRD	5,070,000	5,070,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.060%, VRD	485,000	485,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1, 0.060%, VRD	24,590,000	24,590,000
Nassau Health Care Corp. Revenue, Series B-1, 0.070%, VRD	7,700,000	7,700,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C, 0.060%, VRD	20,000,000	20,000,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A, 0.070%, VRD	$27,400,000	$27,400,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A, 0.060%, VRD	1,950,000	1,950,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-1, 0.080%, VRD	25,700,000	25,700,000
Series BB-5, 0.010%, VRD	30,630,000	30,630,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution), Series A, 0.020%, VRD	5,745,000	5,745,000
Series B-4, 0.010%, VRD	7,300,000	7,300,000
Series CC-1, 0.030%, VRD	1,900,000	1,900,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A, 0.060%, VRD	15,250,000	15,250,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 0.020%, VRD	7,985,000	7,985,000
Subseries A-4, 0.020%, VRD	22,750,000	22,750,000
Subseries D-4, 0.020%, VRD	10,300,000	10,300,000
New York City, Series F, Subseries F-3, 0.030%, VRD	250,000	250,000
Subseries B-3, 0.060%, VRD	12,045,000	12,045,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City Subseries D-4, 0.020%, VRD	$15,000,000	$15,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.080%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.040%, VRD	9,400,000	9,400,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.070%, VRD	12,375,000	12,375,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.070%, VRD	11,900,000	11,900,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.050%, VRD	12,300,000	12,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.050%, VRD	9,700,000	9,700,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 0.070%, VRD	6,000,000	6,000,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A, 0.070%, VRD	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.050%, VRD	2,100,000	2,100,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.070%, VRD	2,950,000	2,950,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes, 1.000%, due 07/24/15	3,000,000	3,001,528

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.040%, VRD	$21,165,000	$21,165,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.020%, VRD	27,380,000	27,380,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.060%, VRD	16,925,000	16,925,000
Series B-3, 0.020%, VRD	14,000,000	14,000,000
		405,946,528
North Carolina—6.61%
Charlotte Water & Sewer System Revenue Refunding, Series C, 0.070%, VRD	50,145,000	50,145,000
Charlotte Water & Sewer System Revenue, Series B, 0.070%, VRD	5,900,000	5,900,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured), 0.060%, VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H, 0.030%, VRD	59,860,000	59,860,000
Guilford County, Series B, 0.070%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 0.060%, VRD	5,100,000	5,100,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A, 0.040%, VRD	18,420,000	18,420,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A, 0.080%, VRD	28,685,000	28,685,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
University of North Carolina Hospital Chapel Hill Revenue, Series B, 0.040%, VRD	$2,400,000	$2,400,000
		185,855,000
Ohio—5.29%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 0.070%, VRD	4,970,000	4,970,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 0.070%, VRD	9,265,000	9,265,000
Columbus Sewer Revenue, Series B, 0.050%, VRD	14,350,000	14,350,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 0.070%, VRD	11,670,000	11,670,000
Ohio (Common Schools), Series A, 0.050%, VRD	9,410,000	9,410,000
Series B, 0.050%, VRD	12,035,000	12,035,000
0.060%, VRD	28,875,000	28,875,000
Series D, 0.080%, VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139), 0.080%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts, 0.070%, VRD	6,300,000	6,300,000
Series B, 0.050%, VRD	4,100,000	4,100,000
Ohio State University General Revenue, Series E, 0.050%, VRD	2,900,000	2,900,000
		148,600,000
Oregon—0.08%
Oregon Health & Science University Revenue, Series C, 0.030%, VRD	2,135,000	2,135,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—3.25%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 0.020%, VRD	$2,000,000	$2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 0.080%, VRD	3,545,000	3,545,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 0.060%, VRD	30,935,000	30,935,000
Emmaus General Authority Revenue, Subseries H-19, 0.040%, VRD	5,000,000	5,000,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C, 0.080%, VRD	565,000	565,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-2, 0.060%, VRD	4,100,000	4,100,000
Series B-3, 0.070%, VRD	4,000,000	4,000,000
Philadelphia Gas Works Revenue Refunding, Series C, 0.100%, VRD	8,000,000	8,000,000
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2, 0.060%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania), 0.040%, VRD	8,720,000	8,720,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B, 0.080%, VRD	3,395,000	3,395,000
		91,305,000
Rhode Island—0.25%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 0.080%, VRD	1,185,000	1,185,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Rhode Island—(concluded)
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 0.010%, VRD	$5,750,000	$5,750,000
		6,935,000
Tennessee—0.41%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 0.080%, VRD	11,500,000	11,500,000
Texas—8.21%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured), 0.070%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 0.020%, VRD	2,825,000	2,825,000
Subseries C-2, 0.020%, VRD	11,670,000	11,670,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 0.020%, VRD	13,470,000	13,470,000
Series A-2, 0.020%, VRD	11,280,000	11,280,000
Harris County Hospital District Revenue Refunding (Senior Lien), 0.070%, VRD	8,310,000	8,310,000
Houston Airport System Revenue Refunding (Sub Lien), 0.090%, VRD	4,890,000	4,890,000
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B, 0.080%, VRD	23,765,000	23,765,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	17,805,000	17,805,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C, 0.070%, VRD	2,600,000	2,600,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas Tax & Revenue Anticipation Notes, 1.500%, due 08/31/15	$70,725,000	$70,889,032
University of Texas Permanent University (Funding System), Series A, 0.040%, VRD	25,000,000	25,000,000
0.060%, VRD	8,500,000	8,500,000
University of Texas Revenue (Financing Systems), Series B, 0.060%, VRD	2,300,000	2,300,000
University of Texas Revenue Refunding (Financing Systems), Series B, 0.060%, VRD	20,000,000	20,000,000
		230,899,032
Utah—0.35%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 0.030%, VRD	2,020,000	2,020,000
Series D, 0.020%, VRD	7,890,000	7,890,000
		9,910,000
Virginia—2.13%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A, 0.060%, VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2, 0.060%, VRD	22,470,000	22,470,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 0.040%, VRD	13,725,000	13,725,000
Series D, 0.050%, VRD	3,000,000	3,000,000
Series F, 0.050%, VRD	16,350,000	16,350,000
		59,845,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.05%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z), 0.080%, VRD[1,2]	$5,000,000	$5,000,000
King County Sewer Revenue (Junior Lien), Series A, 0.070%, VRD	23,000,000	23,000,000
Series B, 0.070%, VRD	21,950,000	21,950,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series C, 0.130%, VRD	13,100,000	13,100,000
Series D, 0.030%, VRD	14,300,000	14,300,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project), 0.070%, VRD	8,340,000	8,340,000
		85,690,000
Total municipal bonds and notes (cost—$2,362,385,002)		2,362,385,002
Tax-exempt commercial paper—13.28%
California—1.46%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	8,000,000	8,000,000
Los Angeles County Capital Asset Lease, 0.070%, due 08/20/15	23,000,000	23,000,000
Sacramento Municipal Utility District (Subordinate Lien), Series L, 0.080%, due 08/05/15	10,000,000	10,000,000
		41,000,000
Connecticut—0.50%
Yale University, 0.070%, due 08/06/15	14,060,000	14,060,000
Illinois—0.29%
Illinois Educational Facilities Authority Revenue, 0.090%, due 09/03/15	8,091,000	8,091,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(continued)
Maryland—1.70%
Johns Hopkins University, 0.070%, due 09/03/15	$15,635,000	$15,635,000
0.080%, due 08/05/15	7,145,000	7,145,000
Montgomery County, 0.080%, due 07/15/15	10,000,000	10,000,000
0.080%, due 08/06/15	15,000,000	15,000,000
		47,780,000
Massachusetts—0.53%
Massachusetts School Building Authority, 0.060%, due 07/13/15	15,000,000	15,000,000
Minnesota—1.80%
Mayo Clinic, 0.080%, due 08/05/15	30,000,000	30,000,000
0.080%, due 08/06/15	20,600,000	20,600,000
		50,600,000
Missouri—0.53%
Curators University, 0.080%, due 08/05/15	15,000,000	15,000,000
New York—0.77%
Metropolitan Transportation Authority, 0.090%, due 09/08/15	11,500,000	11,500,000
New York State Power Authority, 0.090%, due 09/03/15	10,000,000	10,000,000
		21,500,000
North Carolina—0.28%
Duke University, 0.120%, due 09/22/15	8,000,000	8,000,000
Tennessee—0.85%
Vanderbilt University, 0.120%, due 08/05/15	12,000,000	12,000,000
0.140%, due 07/07/15	12,000,000	12,000,000
		24,000,000

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Texas—3.19%
Dallas Area Rapid Transit, 0.080%, due 08/06/15	$12,000,000	$12,000,000
0.080%, due 09/01/15	15,000,000	15,000,000
0.080%, due 09/15/15	10,000,000	10,000,000
0.090%, due 09/10/15	10,000,000	10,000,000
University of Texas, 0.070%, due 08/07/15	14,774,000	14,774,000
0.080%, due 09/04/15	8,000,000	8,000,000
0.080%, due 09/16/15	10,000,000	10,000,000
0.090%, due 10/08/15	10,000,000	10,000,000
		89,774,000
Virginia—0.40%
University of Virginia, 0.070%, due 08/17/15	1,100,000	1,100,000
0.080%, due 07/08/15	10,000,000	10,000,000
		11,100,000
Washington—0.98%
University of Washington,
0.100%, due 07/07/15	15,000,000	15,000,000
0.100%, due 11/09/15	7,500,000	7,500,000
0.120%, due 11/04/15	5,000,000	5,000,000
		27,500,000
Total tax-exempt commercial paper (cost—$373,405,000)		373,405,000
Total investments (cost—$2,735,790,002 which approximates cost for federal income tax purposes)—97.32%		2,735,790,002
Other assets in excess of liabilities—2.68%		75,240,438
Net assets (applicable to 2,810,929,778 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$2,811,030,440

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

UBS RMA Tax-Free Fund

Statement of net assets—June 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$2,362,385,002	$—	$2,362,385,002
Tax-exempt commercial paper	—	373,405,000	—	373,405,000
Total	$—	$2,735,790,002	$—	$2,735,790,002

At June 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.34% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—82.02%
California Educational Facilities Authority Revenue (University of Southern California), Series A, (Barclays Capital Municipal Trust Receipts Series 11B), 0.110%, VRD[1,2]	$2,500,000	$2,500,000
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 0.060%, VRD	6,900,000	6,900,000
Series L-6, 0.060%, VRD	12,400,000	12,400,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series B, 0.060%, VRD	3,200,000	3,200,000
California Health Facilities Financing Authority Revenue (Catholic Healthcare), Series C, 0.050%, VRD	17,600,000	17,600,000
California Health Facilities Financing Authority Revenue (Scripps Health), Series B, 0.060%, VRD	2,500,000	2,500,000
Series C, 0.060%, VRD	3,000,000	3,000,000
0.060%, VRD	18,700,000	18,700,000
Series F, 0.050%, VRD	3,000,000	3,000,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B, 0.010%, VRD	100,000	100,000
Series C, 0.010%, VRD	32,915,000	32,915,000
Series D, 0.060%, VRD	4,000,000	4,000,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1, 0.070%, VRD	14,400,000	14,400,000
California Infrastructure & Economic Development Bank Revenue (California Academy), Series E, 0.010%, VRD	13,650,000	13,650,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
California Infrastructure & Economic Development Bank Revenue Refunding (Los Angeles County Museum of Natural History Foundation), Series B, 0.010%, VRD	$3,600,000	$3,600,000
California Municipal Finance Authority Revenue (Chevron USA—Recovery Zone Bonds), Series B, 0.010%, VRD	12,750,000	12,750,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School), 0.060%, VRD	7,650,000	7,650,000
California State Kindergarten, Series A1, 0.010%, VRD	2,250,000	2,250,000
Series A3, 0.010%, VRD	16,250,000	16,250,000
Series B2, 0.010%, VRD	10,700,000	10,700,000
Series B3, 0.010%, VRD	850,000	850,000
California Statewide Communities Development Authority (Robert Louis Stevenson), 0.060%, VRD	6,000,000	6,000,000
California Statewide Communities Development Authority Multi-Family Housing Revenue (Ridgeway Apartments), Series K, (FHLMC Insured), 0.060%, VRD	6,620,000	6,620,000
California Statewide Communities Development Authority Revenue (Health Facilities Community Hospital of Monterey Peninsula), Series B, 0.060%, VRD	4,000,000	4,000,000
California Statewide Communities Development Authority Revenue (University of San Diego), 0.060%, VRD	7,925,000	7,925,000
Antelope Valley-East Kern Water Agency, Series A-2, 0.070%, VRD	1,400,000	1,400,000
Bay Area Toll Authority Toll Bridge Revenue (Citigroup Eagle Class A Certificates 20080056), 0.080%, VRD[1,2]	4,730,000	4,730,000
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series D-2, 0.060%, VRD	11,900,000	11,900,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area)—(concluded) Series F, (Bank of America Austin Certificates, Series 2008-1058), 0.120%, VRD[1,2]	$6,750,000	$6,750,000
City of Riverside, Electric Revenue Refunding, Series A, 0.050%, VRD	8,540,000	8,540,000
City of Santa Clara, Electrical Revenue, Subseries B, 0.060%, VRD	30,135,000	30,135,000
Contra Costa County Multi-Family Housing Revenue Refunding (Delta Square Apartments Project), Series H, (FNMA Insured), 0.070%, VRD	10,655,000	10,655,000
County of Ventura Tax & Revenue Anticipation Notes, 1.500%, due 07/01/15	7,000,000	7,000,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Gulf Opportunity Zone (ExxonMobil Project), 0.020%, VRD	2,900,000	2,900,000
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A, 0.020%, VRD	6,868,000	6,868,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14), 0.050%, VRD	1,500,000	1,500,000
Irvine Unified School District Special Tax (Community Facilities District No. 09), Series A, 0.020%, VRD	3,950,000	3,950,000
Irvine Unified School District, Series A, 0.020%, VRD	6,900,000	6,900,000
Series B, 0.050%, VRD	10,000,000	10,000,000
Series C, 0.020%, VRD	14,900,000	14,900,000
Livermore Redevelopment Agency Multi-Family Revenue Refunding (Housing Livermore), Series A, (FNMA Insured), 0.060%, VRD	6,700,000	6,700,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Los Angeles Wastewater Systems Revenue Refunding, Series A, (Barclays Capital Municipal Trust Receipts Series 2W), 0.110%, VRD[1,2]	$3,750,000	$3,750,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	10,920,000	10,920,000
Subseries B-5, 0.060%, VRD	2,000,000	2,000,000
Subseries B-6, 0.010%, VRD	5,600,000	5,600,000
Subseries B-8, 0.060%, VRD	12,400,000	12,400,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project), 0.010%, VRD	4,400,000	4,400,000
Manteca Redevelopment Agency Tax Allocation Refunding (Sub-Amended Merged Project), 0.030%, VRD	3,235,000	3,235,000
Martinez Multi-Family Housing Revenue Refunding (Muirwood Garden Apartments), Series A, (FNMA Insured), 0.060%, VRD	6,800,000	6,800,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A, Certificates 20070071), 0.080%, VRD[1,2]	12,145,000	12,145,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A-2, 0.080%, VRD	12,270,000	12,270,000
Metropolitan Water District Southern California Waterworks Revenue, Series B-3, 0.010%, VRD	10,550,000	10,550,000
Modesto Water Revenue Certificates of Participation Refunding, Series A, 0.050%, VRD	29,255,000	29,255,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured), 0.080%, VRD	11,230,000	11,230,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes— (concluded)
Orange County Water District Revenue Certificates of Participation, Series A, 0.050%, VRD	$22,765,000	$22,765,000
Sacramento Municipal Utility District, Series L, 0.060%, VRD	15,900,000	15,900,000
San Bernardino County Multi-Family Revenue Refunding (Housing Evergreen Apartments), Series A, (FNMA Insured), 0.080%, VRD	16,600,000	16,600,000
San Bernardino County Multi-Family Revenue Refunding (Housing Mortgage — Mountain View), Series A, (FNMA Insured), 0.080%, VRD	3,650,000	3,650,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A, 0.070%, VRD	19,530,000	19,530,000
Series B, 0.050%, VRD	15,250,000	15,250,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 36C, 0.060%, VRD	5,000,000	5,000,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding, Series A, 0.040%, VRD	3,860,000	3,860,000
Series B, 0.060%, VRD	24,450,000	24,450,000
Series C, 0.070%, VRD	5,330,000	5,330,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 0.080%, VRD	3,730,000	3,730,000
West Covina Public Financing Authority Lease Revenue, Series A, 0.080%, VRD	5,690,000	5,690,000
Total municipal bonds and notes (cost—$614,598,000)		614,598,000

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Tax-exempt commercial paper—13.41%
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-2, Subseries 1, 0.090%, due 07/08/15	$10,050,000	$10,050,000
Series B-2, Subseries 2, 0.140%, due 12/03/15	8,000,000	8,000,000
California State University, 0.090%, due 10/05/15	15,314,000	15,314,000
Los Angeles County Capital Asset Lease, 0.070%, due 08/20/15	12,000,000	12,000,000
Los Angeles County Department of Water & Power, 0.090%, due 08/13/15	10,000,000	10,000,000
0.090%, due 09/03/15	5,000,000	5,000,000
Sacramento Municipal Utility District, 0.080%, due 08/05/15	5,000,000	5,000,000
0.080%, due 08/06/15	10,000,000	10,000,000
San Diego County Water Authority, 0.070%, due 07/14/15	6,025,000	6,025,000
0.130%, due 10/08/15	6,250,000	6,250,000
Santa Clara Valley Water District, 0.080%, due 08/11/15	2,830,000	2,830,000
0.120%, due 08/11/15	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$100,469,000)		100,469,000
Total investments (cost—$715,067,000 which approximates cost for federal income tax purposes)—95.43%		715,067,000
Other assets in excess of liabilities—4.57%		34,258,925
Net assets (applicable to 749,297,124 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$749,325,925

For a listing of defined portfolio acronyms that are used throughout the Statement of net assets, please refer to page 62.

UBS RMA California Municipal Money Fund

Statement of net assets—June 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$614,598,000	$—	$614,598,000
Tax-exempt commercial paper	—	100,469,000	—	100,469,000
Total	$—	$715,067,000	$—	$715,067,000

At June 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.99% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—92.37%
New York State Dormitory Authority Revenue (Columbia University), Series B, 0.060%, VRD	$9,500,000	$9,500,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Blythedale Children’s Hospital), 0.070%, VRD	7,750,000	7,750,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Catholic Health System), 0.070%, VRD	2,220,000	2,220,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series A, 0.050%, VRD	4,200,000	4,200,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Northern Westchester Association), 0.060%, VRD	7,155,000	7,155,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2, 0.080%, VRD	10,400,000	10,400,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured), 0.040%, VRD	8,280,000	8,280,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 0.060%, VRD	2,600,000	2,600,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 0.070%, VRD	6,200,000	6,200,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series C, 0.070%, VRD	5,990,000	5,990,000
Series D, 0.060%, VRD	16,300,000	16,300,000
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A, 0.070%, VRD	11,040,000	11,040,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series A, 0.030%, VRD	$1,500,000	$1,500,000
Series B, 0.030%, VRD	14,435,000	14,435,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2, 0.070%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured), 0.050%, VRD	23,600,000	23,600,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured), 0.050%, VRD	8,700,000	8,700,000
New York State Housing Finance Agency Revenue (316 11th Avenue Housing), Series A, (FNMA Insured), 0.050%, VRD	16,240,000	16,240,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 0.070%, VRD	4,000,000	4,000,000
New York State Housing Finance Agency Revenue (North End), Series A, (FNMA Insured), 0.050%, VRD	9,600,000	9,600,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 0.050%, VRD	4,900,000	4,900,000
New York State Urban Development Corp. Revenue State Personal Income Tax, Series B, (Barclays Capital Municipal Trust Receipts, Series 6W), 0.110%, VRD[1,2]	6,835,000	6,835,000
Amherst Development Corp. Student Housing Facility Revenue (UBF Faculty-Student Housing Corp.), Series B, 0.130%, VRD	5,500,000	5,500,000
Buffalo Municipal Water Finance Authority Water Systems Revenue Refunding, 0.070%, VRD	13,065,000	13,065,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 0.060%, VRD	$6,000,000	$6,000,000
Erie County Fiscal Stability Authority Bond Anticipation Notes, Series A, 1.250%, due 07/31/15	7,150,000	7,156,422
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 0.070%, VRD	8,450,000	8,450,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1, 0.020%, VRD	12,600,000	12,600,000
Subseries C-2, 0.020%, VRD	7,570,000	7,570,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5, 0.030%, VRD	3,000,000	3,000,000
Irvine Improvement Bond Act 1915 (Assessment District 97-16), 0.020%, VRD	6,268,000	6,268,000
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 0.070%, VRD	1,183,000	1,183,000
Long Island Power Authority, Series C, 0.090%, VRD	23,200,000	23,200,000
Los Angeles Water and Power Revenue, Subseries B-3, 0.010%, VRD	2,000,000	2,000,000
Metropolitan Transportation Authority Revenue, Subseries E-3, 0.020%, VRD	8,300,000	8,300,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series C, 0.030%, VRD	3,000,000	3,000,000
Nassau Health Care Corp. Revenue, Series B-1, 0.070%, VRD	4,400,000	4,400,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 0.020%, VRD	10,500,000	10,500,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Housing Development Corp. Multi-Family Mortgage Revenue (201 Pearl Street Development), Series A, (FNMA Insured), 0.050%, VRD	$9,000,000	$9,000,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (Marseilles Apartments), Series A, 0.060%, VRD	9,175,000	9,175,000
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 0.070%, VRD	9,755,000	9,755,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (2 Gold Street), Series A, (FNMA Insured), 0.050%, VRD	9,900,000	9,900,000
New York City Housing Development Corp. Multi-Family Rental Housing Revenue (Royal Properties), Series A, (FNMA Insured), 0.040%, VRD	9,000,000	9,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-5, 0.010%, VRD	15,710,000	15,710,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series B-4, 0.010%, VRD	10,695,000	10,695,000
Series CC-1, 0.030%, VRD	13,800,000	13,800,000
New York City Transitional Finance Authority Revenue (Future Tax Secured), 0.020%, VRD	21,100,000	21,100,000
Subseries A-1, 5.000%, due 11/01/15	9,280,000	9,432,001
Subseries A-2, 5.000%, due 11/01/15	5,000,000	5,081,385
Subseries D-4, 0.020%, VRD	6,315,000	6,315,000
New York City Trust for Cultural Resources Revenue (Metropolitan Museum of Art), Series A1, 0.060%, VRD	11,900,000	11,900,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York City Trust for Cultural Resources Revenue (WNYC Radio, Inc.), 0.080%, VRD	$8,750,000	$8,750,000
New York City, Series F, Subseries F-3, 0.030%, VRD	4,000,000	4,000,000
Subseries D-4, 0.020%, VRD	4,800,000	4,800,000
Subseries L-3, 0.030%, VRD	1,900,000	1,900,000
Subseries L-4, 0.030%, VRD	13,895,000	13,895,000
Onondaga County Industrial Development Agency (Syracuse University Project), Series B, 0.050%, VRD	14,660,000	14,660,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 0.070%, VRD	5,160,000	5,160,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project), 0.070%, VRD	3,300,000	3,300,000
Sewanhaka Central High School District of Elmont Bond Anticipation Notes, 1.000%, due 07/24/15	11,000,000	11,005,601
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University Project), Series A-1, 0.020%, VRD	2,205,000	2,205,000
Series A-2, 0.020%, VRD	4,400,000	4,400,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 0.040%, VRD	4,000,000	4,000,000
Tompkins County Industrial Development Agency Revenue Civic Facilities (Cornell University), Series A, 0.050%, VRD	16,610,000	16,610,000

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Town of East Hampton Bond Anticipation Notes, 1.000%, due 08/28/15	$12,034,858	$12,050,501
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2, 0.020%, VRD	6,800,000	6,800,000
Triborough Bridge & Tunnel Authority Revenue, Series B, 0.060%, VRD	11,505,000	11,505,000
Series B-1, 0.080%, VRD	7,000,000	7,000,000
Series B-3, 0.020%, VRD	5,000,000	5,000,000
University of Texas Permanent University (Funding System), Series A, 0.060%, VRD	6,700,000	6,700,000
University of Texas Revenues (Financing Systems), Series B, 0.060%, VRD	4,600,000	4,600,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 0.020%, VRD	2,200,000	2,200,000
Total municipal bonds and notes (cost—$600,041,910)		600,041,910
Tax-exempt commercial paper—7.23%
Metropolitan Transportation Authority,
0.080%, due 07/09/15	16,000,000	16,000,000
0.090%, due 09/08/15	6,000,000	6,000,000
New York State Power Authority, 0.090%, due 09/03/15	10,000,000	10,000,000
0.080%, due 09/03/15	15,000,000	15,000,000
Total tax-exempt commercial paper (cost—$47,000,000)		47,000,000
Total investments (cost—$647,041,910 which approximates cost for federal income tax purposes)—99.60%		647,041,910
Other assets in excess of liabilities—0.40%		2,574,144
Net assets (applicable to 649,583,018 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$649,616,054

UBS RMA New York Municipal Money Fund

Statement of net assets—June 30, 2015

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$600,041,910	$—	$600,041,910
Tax-exempt commercial paper	—	47,000,000	—	47,000,000
Total	$—	$647,041,910	$—	$647,041,910

At June 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.05% of net assets as of June 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
STRIP	Separate Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of June 30, 2015 and reset periodically.

See accompanying notes to financial statements

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UBS RMA

Statement of operations

	For the year ended June 30, 2015

	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$7,965,805	$1,523,968

Expenses:
Investment advisory and administration fees	17,704,933	6,463,771
Service fees	7,235,859	2,588,663
Transfer agency and related services fees	1,388,520	132,788
Custody and accounting fees	468,487	167,642
Professional fees	142,882	136,084
Insurance fees	153,353	48,884
State registration fees	108,972	56,209
Directors’/Trustees’ fees	103,882	49,574
Reports and notices to shareholders	41,047	21,899
Other expenses	62,861	37,100
	27,410,796	9,702,614
Fee waivers and/or expense reimbursements by investment advisor/administrator/distributor	(19,927,863)	(8,351,394)
Net expenses	7,482,933	1,351,220
Net investment income	482,872	172,748
Net realized gain	12,178	20,105
Net increase in net assets resulting from operations	$495,050	$192,853

See accompanying notes to financial statements

For the year ended June 30, 2015

Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund

$1,621,945	$393,272	$380,122

11,493,471	3,431,227	3,032,462
4,452,300	1,220,727	1,058,154
912,023	163,296	139,685
288,352	79,053	68,529
141,732	128,966	128,567
79,888	21,314	18,287
66,409	33,157	29,916
70,653	33,654	32,115
67,697	17,743	16,037
41,629	28,478	28,017
17,614,154	5,157,615	4,551,769

(16,289,320)	(4,845,802)	(4,242,257)
1,324,834	311,813	309,512
297,111	81,459	70,610
96,803	16,541	20,632

$393,914	$98,000	$91,242

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2015	2014
UBS RMA Money Market Portfolio
From operations:
Net investment income	$482,872	$708,772
Net realized gain	12,178	1,801
Net increase in net assets resulting from operations	495,050	710,573
Dividends and distributions to shareholders from:
Net investment income	(482,872)	(708,772)
Net realized gains	(1,801)	(136,747)
Total dividends and distributions to shareholders	(484,673)	(845,519)
Net decrease in net assets from capital share transactions	(1,009,279,802)	(5,918,915,903)
Cash payment from investment advisor	—	1,432,012
Net decrease in net assets	(1,009,269,425)	(5,917,618,837)
Net assets:
Beginning of year	5,163,758,650	11,081,377,487
End of year	$4,154,489,225	$5,163,758,650
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$172,748	$209,817
Net realized gain	20,105	15,142
Net increase in net assets resulting from operations	192,853	224,959
Dividends and distributions to shareholders from:
Net investment income	(172,748)	(209,817)
Net realized gains	(15,273)	(29,106)
Total dividends and distributions to shareholders	(188,021)	(238,923)
Net decrease in net assets from capital share transactions	(78,956,733)	(961,168,363)
Cash payment from investment advisor	—	555,987
Net decrease in net assets	(78,951,901)	(960,626,340)
Net assets:
Beginning of year	1,665,094,001	2,625,720,341
End of year	$1,586,142,100	$1,665,094,001
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2015	2014
UBS RMA Tax-Free Fund
From operations:
Net investment income	$297,111	$324,851
Net realized gain	96,803	63,373
Net increase in net assets resulting from operations	393,914	388,224
Dividends and distributions to shareholders from:
Net investment income	(297,111)	(324,851)
Net realized gains	(63,472)	—
Total dividends and distributions to shareholders	(360,583)	(324,851)
Net decrease in net assets from capital share transactions	(142,392,099)	(307,470,320)
Cash payment from investment advisor	—	739,197
Net decrease in net assets	(142,358,768)	(306,667,750)
Net assets:
Beginning of year	2,953,389,208	3,260,056,958
End of year	$2,811,030,440	$2,953,389,208
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$81,459	$82,742
Net realized gain	16,541	31,401
Net increase in net assets resulting from operations	98,000	114,143
Dividends and distributions to shareholders from:
Net investment income	(81,459)	(82,742)
Net realized gains	(44,102)	—
Total dividends and distributions to shareholders	(125,561)	(82,742)
Net increase (decrease) in net assets from beneficial interest transactions	15,627,349	(88,419,567)
Cash payment from investment advisor	—	438,085
Net increase (decrease) in net assets	15,599,788	(87,950,081)
Net assets:
Beginning of year	733,726,137	821,676,218
End of year	$749,325,925	$733,726,137
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA

Statement of changes in net assets

	For the years ended June 30,
	2015	2014
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$70,610	$68,987
Net realized gain	20,632	—
Net increase in net assets resulting from operations	91,242	68,987
Dividends and distributions to shareholders from:
Net investment income	(70,610)	(68,987)
Net realized gains	(19,026)	—
Total dividends and distributions to shareholders	(89,636)	(68,987)
Net decrease in net assets from beneficial interest transactions	(2,738,551)	(39,640,924)
Cash payment from investment advisor	—	153,594
Net decrease in net assets	(2,736,945)	(39,487,330)
Net assets:
Beginning of year	652,352,999	691,840,329
End of year	$649,616,054	$652,352,999
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2015	2014	2013	2012	2011[1]
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%[4]	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.57%	0.56%	0.55%	0.55%	0.64%
Expenses after fee waivers and/or expense reimbursements	0.16%	0.15%	0.21%	0.17%	0.26%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (in millions)	$4,154	$5,164	$11,081	$13,032	$15,379

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 80 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2015	2014	2013	2012	2011[1]
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%[4]	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.56%	0.55%	0.54%	0.53%	0.54%
Expenses after fee waivers and/or expense reimbursements	0.08%	0.07%	0.14%	0.10%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (in millions)	$1,586	$1,665	$2,626	$3,782	$3,644

[1]

The investment advisory and administration functions for the Portfolio were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Portfolio no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

[4]	Payment from investment advisor as disclosed on page 80 had no impact on the Portfolio’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements

UBS RMA Tax-Free Fund

Financial highlights

Selected data for a share of common stock outstanding throughout each year is presented below:

	Years ended June 30,

	2015	2014	2013	2012	2011[1]
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%[4]	0.01%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.59%	0.59%	0.59%	0.58%	0.58%
Expenses after fee waivers and/or expense reimbursements	0.04%	0.06%	0.14%	0.14%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (in millions)	$2,811	$2,953	$3,260	$3,919	$4,108

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 80 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended June 30,

	2015	2014	2013	2012	2011[1]
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	—
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.02%	0.01%[4]	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.63%	0.63%	0.63%	0.62%	0.63%
Expenses after fee waivers and/or expense reimbursements	0.04%	0.06%	0.13%	0.12%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (in millions)	$749	$734	$822	$894	$883

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 80 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	Years ended June 30,

	2015	2014	2013	2012	2011[1]
Net asset value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Net realized gain	0.000 [2]	—	0.000 [2]	0.000 [2]	0.000 [2]
Net increase from operations	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]	0.000 [2]
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	(0.000)[2]	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%[4]	0.02%	0.01%	0.01%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.65%	0.65%	0.64%	0.65%	0.65%
Expenses after fee waivers and/or expense reimbursements	0.04%	0.07%	0.14%	0.14%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data:
Net assets, end of year (in millions)	$650	$652	$692	$703	$760

[1]

The investment advisory and administration functions for the Fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) on March 1, 2011. As a result, the Fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

[2]	Amount represents less than $0.0005 per share.

[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

[4]	Payment from investment advisor as disclosed on page 80 had no impact on the Fund’s total investment return and represents less than $0.0005 per share.

See accompanying notes to financial statements

UBS RMA

Notes to financial statements

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust” or the “Trust”) was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986, and is registered with the SEC under the 1940 Act as an open-end management investment company. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). (RMA California, RMA New York, Money Market Portfolio, U.S. Government Portfolio and RMA Tax-Free are collectively referred to as the “Funds”.)

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

UBS RMA

Notes to financial statements

The Funds attempt to maintain a stable net asset value of $1.00 per share; the Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable them to do so. As with any money market fund, there is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by each Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund’s Statement of net assets.

UBS RMA

Notes to financial statements

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 under the 1940 Act or a Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor become insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

UBS RMA

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Additionally, RMA California and RMA New York follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of these Funds.

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS Global AM, under which UBS Global AM serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Global AM an investment advisory and

UBS RMA

Notes to financial statements

administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio[1]:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275
U.S. Government Portfolio:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
In excess of $5 billion up to $10 billion	0.315
In excess of $10 billion up to $15 billion	0.305
In excess of $15 billion up to $20 billion	0.275
Over $20 billion	0.265
RMA Tax-Free:
Up to $1 billion	0.450%
In excess of $1 billion up to $1.5 billion	0.415
In excess of $1.5 billion up to $5 billion	0.335
In excess of $5 billion up to $10 billion	0.325
In excess of $10 billion up to $15 billion	0.315
In excess of $15 billion up to $20 billion	0.305
Over $20 billion	0.275

[1]

UBS Global AM has contractually agreed to cap Money Market Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s shareholder services plan) so that the total of these fees does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.35% of the Portfolio’s average daily net assets. (UBS Global AM is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and the contractual cap continues for as long as the Portfolio’s shareholder services plan remains in effect). For the year ended June 30, 2015, UBS Global AM waived $821,261 under such agreement.

UBS RMA

Notes to financial statements

Average daily net assets	Annual rate
RMA California and RMA New York:
Up to $300 million	0.450%
In excess of $300 million up to $750 million	0.415
In excess of $750 million up to $1.5 billion	0.335
In excess of $1.5 billion up to $5 billion	0.325
Over $5 billion	0.315

At June 30, 2015, certain Funds owe or are owed by UBS Global AM for investment advisory and administration fees, net of fee waivers and/or expense reimbursements as follows:

Fund	Amounts due to (owed by) UBS Global AM
Money Market Portfolio	$457,035
U.S. Government Portfolio	78,534
RMA Tax-Free	18,210
RMA California	(3,147)
RMA New York	(1,395)

In addition to the above arrangements, UBS Global AM has undertaken to waive fees and/or reimburse expenses in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. During the year ended June 30, 2015, UBS Global AM voluntarily waived investment advisory and administration fees as follows:

Money Market Portfolio	$11,870,743
U.S. Government Portfolio	5,762,731
RMA Tax-Free	11,837,020
RMA California	3,625,075
RMA New York	3,184,103

Such voluntarily waived amounts are not subject to future recoupment.

UBS RMA

Notes to financial statements

The Funds may invest in certain affiliated entities also advised or managed by UBS Global AM. Investments in affiliated entities, if any, for the year ended June 30, 2015 have been included near the end of each Fund’s Statement of net assets.

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by UBS Global AM. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as affiliated securities lending income in the Statement of operations.

In August 2013, UBS Global AM made voluntary cash payments of $1,432,012, $555,987, $739,197, $438,085 and $153,594 to Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, respectively, in order to address a differential between the number of shares outstanding and the Funds’ net assets. The differential was attributable to historical, embedded capital losses that were experienced by the Funds over several years prior to the credit crisis of 2008. The voluntary payment to each Fund was not required to maintain a stable net asset value per share. The payment has removed a small, historical deviation that was reflected in each Fund’s market price based and amortized cost net asset value per share.

UBS RMA

Notes to financial statements

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions, resulting in him being an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended June 30, 2015, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$1,170,336,543
RMA Tax-Free	408,845,000
RMA California	170,515,000
RMA New York	94,480,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, the Funds pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of each Fund’s average daily net assets for providing certain shareholder services. Each Fund currently pays service fees to UBS Global AM (US) at the maximum annual rate of 0.15% of each Fund’s average daily net assets. UBS Global AM (US) has

UBS RMA

Notes to financial statements

undertaken to waive fees in the event that Fund yields drop below a certain level. This undertaking is voluntary and not contractual and may be terminated at any time. At June 30, 2015, given the impact of voluntary fee waivers, the Funds did not owe UBS Global AM (US) for such service fees. For the year ended June 30, 2015, UBS Global AM (US) voluntarily waived service fees as follows:

Money Market Portfolio	$7,235,859
U.S. Government Portfolio	2,588,663
RMA Tax-Free	4,452,300
RMA California	1,220,727
RMA New York	1,058,154

Such voluntarily waived amounts are not subject to future recoupment.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Funds’ transfer agent, and was compensated for these services by BNY Mellon, not the Funds.

For the year ended June 30, 2015, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated services fees as follows:

Money Market Portfolio	$827,919
U.S. Government Portfolio	78,373
RMA Tax-Free	554,453
RMA California	99,521
RMA New York	83,298

Securities lending

Each Portfolio may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis

UBS RMA

Notes to financial statements

and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Funds’ lending agent. At June 30, 2015, none of the Funds have any securities on loan.

Other liabilities and components of net assets

At June 30, 2015, the Funds had the following liabilities outstanding:

	Dividends payable	Other accrued expenses*
Money Market Portfolio	$7,945	$465,538
U.S. Government Portfolio	3,043	163,185
RMA Tax-Free	5,425	344,272
RMA California	1,440	136,201
RMA New York	1,253	129,155

*	Excludes investment advisory and administration and service fees.

At June 30, 2015, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$4,154,477,047	$12,178	$4,154,489,225
U.S. Government Portfolio	1,586,140,535	1,565	1,586,142,100
RMA Tax-Free	2,810,929,778	100,662	2,811,030,440
RMA California	749,297,124	28,801	749,325,925
RMA New York	649,583,021	33,033	649,616,054

UBS RMA

Notes to financial statements

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the year ended June 30, 2015	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	37,611,492,791	9,208,116,705	12,891,235,031
Shares repurchased	(38,621,225,416)	(9,287,255,579)	(13,033,978,352)
Dividends reinvested	452,823	182,141	351,222
Net decrease in shares outstanding	(1,009,279,802)	(78,956,733)	(142,392,099)

For the year ended June 30, 2014	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	39,039,405,595	10,218,847,731	14,789,636,795
Shares repurchased	(44,959,133,315)	(11,180,248,888)	(15,097,421,866)
Dividends reinvested	811,817	232,794	314,751
Net decrease in shares outstanding	(5,918,915,903)	(961,168,363)	(307,470,320)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California and RMA New York. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the year ended June 30, 2015	RMA California	RMA New York
Shares sold	4,357,316,081	3,302,659,134
Shares repurchased	(4,341,811,966)	(3,305,485,592)
Dividends reinvested	123,234	87,907
Net increase (decrease) in shares outstanding	15,627,349	(2,738,551)

UBS RMA

Notes to financial statements

For the year ended June 30, 2014	RMA California	RMA New York
Shares sold	4,268,363,863	3,543,159,886
Shares repurchased	(4,356,864,188)	(3,582,868,057)
Dividends reinvested	80,758	67,247
Net decrease in shares outstanding	(88,419,567)	(39,640,924)

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June 30, 2015, and June 30, 2014, was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, and RMA New York during the fiscal years ended June 30, 2015, and June 30, 2014, were as follows:

For the year ended June 30, 2015	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$297,111	$81,459	$70,610
Ordinary income	99	—	—
Long-term capital gains	63,373	44,102	19,026
Total distributions paid	$360,583	$125,561	$89,636

For the year ended June 30, 2014	RMA Tax-Free	RMA California	RMA New York
Tax-exempt income	$324,851	$82,742	$68,987
Ordinary income	—	—	—
Long-term capital gains	—	—	—
Total distributions paid	$324,851	$82,742	$68,987

UBS RMA

Notes to financial statements

At June 30, 2015, the components of accumulated earnings on a tax basis for the each of the Funds were as follows:

	Ordinary income	Tax-exempt income	Long-term capital gains	Total tax basis accumulated earnings
Money Market Portfolio	$20,123	$—	$—	$20,123
U.S. Government Portfolio	4,608	—	—	4,608
RMA Tax-Free	—	9,383	96,704	106,087
RMA California	—	26,401	3,840	30,241
RMA New York	1,606	32,680	—	34,286

There were no reclassifications arising from permanent “book/tax” differences for the year ended June 30, 2015.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after December 22, 2010, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At June 30, 2015, none of the Funds had any capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have analyzed and concluded as of June 30, 2015, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended June 30, 2015, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended June 30, 2015, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS RMA

Notes to financial statements

Regulatory developments

On July 23, 2014, the SEC amended certain regulations that govern money market funds registered under the 1940 Act. The most significant changes will not become mandatory until October 2016. The most significant change is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value and change an accounting methodology that had been used for decades. In addition, all prime and municipal money market funds will be subject to potential redemption fees/gates under limited circumstances prescribed in the new regulations. Government, Treasury, retail prime and retail municipal money market funds will continue to be permitted to transact at a stable $1.00 share price. UBS Global AM expects to update shareholders further in advance of the October 2016 deadline.

UBS RMA

Report of Ernst & Young LLP, independent registered public accounting firm

The Boards of Directors/Trustees and Shareholders of UBS RMA:

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund Inc.

California Municipal Money Fund

New York Municipal Money Fund

We have audited the accompanying statements of net assets of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (two of the series comprising UBS RMA Money Fund Inc.); UBS RMA Tax-Free Fund Inc.; and UBS Managed Municipal Trust (comprising, respectively, UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund) (collectively, the “Funds”) as of June 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned

UBS RMA

as of June 30, 2015 by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund at June 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York

August 28, 2015

UBS RMA

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

In addition, each Fund discloses, on a monthly basis; (a) a complete schedule of its portfolio holdings; and (b) information regarding its weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. Investors also may find additional information about the Funds at the above referenced UBS Web site internet address.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http:/www.sec.gov).

Other tax information

Pursuant to Section 871(k)(2)(C) of the Internal Revenue Code, Money Market Portfolio and U.S. Government Portfolio designate 100% of their “qualified short-term gains” (as defined in Section 871(k)(2)(D)) as short-term capital gain dividends for the calendar year 2013.

UBS RMA

Supplemental information (unaudited)

Boards of Directors/Trustees & Officers

UBS RMA Money Fund Inc. (“RMA Money Fund”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”) (each a “Corporation”) were organized as Maryland corporations. UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio are series of RMA Money Fund. UBS Managed Municipal Trust (“Managed Municipal Trust”) (the “Trust”) was formed as a business trust under the laws of the Commonwealth of Massachusetts. UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund are series of Managed Municipal Trust. Each Corporation or Trust is governed by the Board of Directors or Trustees, respectively (sometimes referred to as “board members”), which oversees the operations of the applicable Fund. Each board member serves an indefinite term of office. Officers are appointed by the board members and serve at the pleasure of a Board. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member or officer of the Corporation or Trust, the board member’s and officer’s principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member.

The Corporations’ and Trust’s Statement of Additional Information contains additional information about the board members and is available, without charge, upon request, by calling 1-800-647-1568.

UBS RMA

Supplemental information (unaudited)

Interested Board Member

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Meyer Feldberg;†† 73 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Director/Trustee	Since 1991 (Managed Municipal Trust); Since 1992 (RMA Money Fund, RMA Tax-Free Fund)

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world) (2007—2014). Prior to 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).	Professor Feldberg is a director or trustee of 18 investment companies (consisting of 50 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), and the New York City Ballet.

UBS RMA

Supplemental information (unaudited)

Independent Board Members

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Richard Q. Armstrong; 80 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY, 10019	Director/Trustee and Chairman of each Board of Directors/Trustees	Since 1996 (Director/Trustee); Since 2004 (Chairman of each Board of Directors/Trustees)

Alan S. Bernikow; 74 207 Benedict Ave. Staten Island, NY 10314	Director/Trustee	Since 2005

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since 1991 and principal occupation since 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy), among many others (from 1982 to 1995).	Mr. Armstrong is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is retired. He was a consultant on non- management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from 2003 to 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.	Mr. Bernikow is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of Destination XL Group, Inc. (menswear) (and serves as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

UBS RMA

Supplemental information (unaudited)

Independent Board Members (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

Richard R. Burt; 68 McLarty Associates 900 17th Street, NW Washington, D.C. 20006	Director/Trustee	Since 1996

Bernard H. Garil; 75 6754 Casa Grande Way Delray Beach, FL 33446	Director/Trustee	Since 2005

Heather R. Higgins; 55 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Director/Trustee	Since 2005

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009. Prior to 2007, he was chairman of Diligence Inc. (information and risk management firm).	Mr. Burt is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).

Mr. Garil is retired (since 2001). He was a Managing Director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

UBS RMA

Supplemental information (unaudited)

Independent Board Members (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served

David Malpass; 59 Encima Global, LLC 645 Madison Avenue, New York, NY 10022	Director/Trustee	Since 2014

UBS RMA

Supplemental information (unaudited)

Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by board member	Other directorships held by board member

Mr. Malpass is the president and founder of Encima Global, LLC (economic research and consulting) (since 2008). From 1993 until 2008, he was Chief Economist and Senior Managing Director of Bear, Stearns & Co. (financial services firm).	Mr. Malpass is a director or trustee of 10 investment companies (consisting of 42 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Malpass is also a director of New Mountain Finance Corp. (business development company and serves as a member of its audit committee).

UBS RMA

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Joseph Allessie*; 50	Vice President, Assistant Secretary and Chief Compliance Officer	Since 2005 (Vice President and Assistant Secretary); since July 2014 (Chief Compliance Officer)

Mr. Allessie is a managing director (since 2015) (prior to which he was an executive director) at UBS Global AM—Americas region. Mr. Allessie is head of compliance and operational risk control for the UBS Global Asset Management Division in the Americas with oversight for traditional and alternative investment businesses in Canada, the US and Cayman Islands. Prior to that he served as deputy general counsel of UBS Global AM—Americas region (from 2005 to 2014). Mr. Allessie is a vice president, assistant secretary and chief compliance officer (prior to which he was interim chief compliance officer) (from January to July 2014) of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Rose Ann Bubloski*; 47	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) (since 2008) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She is vice president and assistant treasurer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark E. Carver*; 51	President	Since 2010	Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Thomas Disbrow*; 49	Vice President and Treasurer	Since 2000 (Vice President) Since 2004 (Treasurer)	Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Elbridge T. Gerry III*; 58	Vice President	Since 1996 (Managed Municipal Trust); Since 2000 (RMA Tax-Free Fund)

Mr. Gerry is a managing director and head of municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of four investment companies (consisting of 19 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Christopher S. Ha*; 35	Vice President and Assistant Secretary	Since 2012	Mr. Ha is a director and associate general counsel (since 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Erin O. Houston*; 38	Vice President	Since 2009 (Managed Municipal Trust and RMA Tax- Free Fund)	Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 19 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mark F. Kemper**; 57	Vice President and Secretary	Since 2004	Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM (since 2004) and assistant secretary of UBS Global Asset Management Trust Company (since 1993). Mr. Kemper is vice president and secretary of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Joanne M. Kilkeary*; 47	Vice President and Assistant Treasurer	Since 2004

Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administrative department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Cindy Lee*; 40	Vice President and Assistant Treasurer	Since November 2014	Ms. Lee is an associate director (since 2009) prior to which she was a fund treasury manager (from 2007 to 2009) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Lee is a vice president and assistant treasurer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Tammie Lee*; 44	Vice President and Assistant Secretary	Since 2005	Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Ryan Nugent*; 37	Vice President	Since 2005 (Managed Municipal Trust and RMA Tax- Free Fund)	Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004), portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax-free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 19 portfolios) for which UBS Global AM serves as investment advisor or manager.

Nancy Osborn*; 49	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Robert Sabatino**; 41	Vice President	Since 2008 (RMA Money Fund)

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 36 portfolios) for which UBS Global AM serves as investment advisor or manager.

Eric Sanders*; 49	Vice President and Assistant Secretary	Since 2005	Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Andrew Shoup*; 59	Vice President and Chief Operating Officer	Since 2006

Mr. Shoup is a managing director and global head of the fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

Keith A. Weller*; 54	Vice President and Assistant Secretary	Since 1995	Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

UBS RMA

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with funds	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer

Mandy Yu*; 31	Vice President	Since 2013	Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a fund treasury manager (from 2012 to March 2013) and a mutual fund administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 14 investment companies (consisting of 73 portfolios) for which UBS Global AM serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.

**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

†	Each board member holds office for an indefinite term. Officers are appointed by the board members and serve at the pleasure of each board.

††	Professor Feldberg is deemed an “interested person” of the Funds as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Funds may conduct transactions.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins David Malpass

Principal Officers

Mark E. Carver President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Robert Sabatino Vice President (Taxable Funds) Elbridge T. Gerry III Vice President (Tax-Free Funds) Erin O. Houston Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Principal Underwriter

UBS Global Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2015. All rights reserved.

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

S157

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3.  Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $67,862 and $67,862, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $2,000 and $5,040, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2012, 2013 and 2014 semiannual financial statements and (2) review of the consolidated 2013 report on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $13,650 and $13,400, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended June 30, 2015 and June 30, 2014, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through July 2013)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit ]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services	approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                               Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended June 30, 2015 and June 30, 2014 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended June 30, 2015, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended June 30, 2015 and June 30, 2014, the aggregate fees billed by E&Y of $234,877 and $196,780, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides (or provided during the relevant fiscal period) ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2015	2014
Covered Services	$15,650	$18,440

Non-Covered Services	219,227	178,340

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	September 8, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	September 8, 2015